COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	As of December 31, 2012, the Company was not a party to any legal proceedings.

b.
The Company's research and development efforts have been partially financed through royalty-bearing programs sponsored by the OCS. In return for the OCS's participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the OCS, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company's total obligation for royalties, net of royalties paid or accrued, totaled approximately $1.5M as of December 31, 2012. The total amount of royalties charged to operations for the years ended December 31, 2012, 2011 and 2010 was approximately $0, $1 and $6, respectively. As of December 31, 2012, the company received total grants from the OCS in the amount of $5,594.
Research and development grants received from the OCS, amounted to $142, $382 and $179 in the years ended December 31, 2012, 2011 and 2010, respectively.

c.
Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Fund ("BIRD") Foundation. The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company's total obligation for royalties, net of royalties paid or accrued, totaled approximately $2,066 as of December 31, 2012. No royalties were charged to operations for the years ended December 31, 2012, 2011 and 2010.

d.	The Company's offices in Netanya, Israel are rented under a non-cancelable operating lease expiring January 31, 2015. In addition, the Company's motor vehicles are rented under operating leases.

Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2012, are approximately as follows:

2013	$661
2014	541
2015	45

$1,247

Lease expense for the years ended December 31, 2012, 2011 and 2010 was $783, $878 and $906, respectively.

e.
In 2008, the Company entered in to a lease agreement to purchase machinery in the amount of approximately $224, which was accounted for as a capital lease under ASC 840, "Leases". The total amount of the lease liability was $16 and $45 as of December 31, 2012 and 2011 respectively.

f.	Floating charges have been recorded on all of the Company's assets and specific charges have been recorded on certain assets in respect of the Company's liabilities to its banks and other creditors.

g.
The Company provides bank guarantees to its customers and others in the ordinary course of business. The guarantees which are provided to customers are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of December 31, 2012 is approximately $1,790.